Quarterly Holdings Report
for

Fidelity Advisor® Limited Term Bond Fund

November 30, 2019

LTB-QTLY-0120
1.813046.115

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 64.8%
	Principal Amount	Value
COMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.:
2.45% 6/30/20	$5,088,000	$5,095,512
2.8% 2/17/21	4,000,000	4,035,144
3.6% 2/17/23	13,959,000	14,584,392
Verizon Communications, Inc.:
2.946% 3/15/22	3,961,000	4,053,521
3.125% 3/16/22	2,000,000	2,053,365
		29,821,934
Entertainment - 0.4%
The Walt Disney Co. 4.5% 2/15/21	10,000,000	10,307,771
Media - 2.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.579% 7/23/20	7,000,000	7,050,326
4.464% 7/23/22	16,000,000	16,786,770
Comcast Corp.:
1.625% 1/15/22	15,111,000	15,027,600
3.45% 10/1/21	5,000,000	5,139,397
3.7% 4/15/24	4,500,000	4,785,719
3.95% 10/15/25	2,610,000	2,846,009
Discovery Communications LLC 2.95% 3/20/23	7,000,000	7,126,647
		58,762,468

TOTAL COMMUNICATION SERVICES		98,892,173

CONSUMER DISCRETIONARY - 4.8%
Automobiles - 3.3%
American Honda Finance Corp.:
1.7% 9/9/21	3,613,000	3,601,818
2.65% 2/12/21	5,000,000	5,043,247
BMW U.S. Capital LLC:
2.7% 4/6/22 (a)	5,799,000	5,878,254
3.45% 4/12/23 (a)	7,000,000	7,260,155
Daimler Finance North America LLC:
2.25% 3/2/20 (a)	3,020,000	3,020,933
2.3% 1/6/20 (a)	5,000,000	5,000,661
2.3% 2/12/21 (a)	5,500,000	5,506,763
2.45% 5/18/20 (a)	6,415,000	6,426,612
2.85% 1/6/22 (a)	3,175,000	3,211,545
General Motors Financial Co., Inc.:
2.65% 4/13/20	7,684,000	7,697,197
3.15% 1/15/20	5,000,000	5,001,754
3.2% 7/13/20	5,000,000	5,026,178
3.25% 1/5/23	5,000,000	5,081,316
3.55% 4/9/21	3,143,000	3,192,830
4.15% 6/19/23	5,231,000	5,475,906
4.2% 3/1/21	3,000,000	3,063,267
Volkswagen Group of America Finance LLC:
2.4% 5/22/20 (a)	4,458,000	4,463,134
2.5% 9/24/21 (a)	1,970,000	1,980,560
4% 11/12/21 (a)	5,000,000	5,167,571
		91,099,701
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 2.9% 2/21/21	4,228,000	4,258,354
Hotels, Restaurants & Leisure - 0.4%
McDonald's Corp.:
2.2% 5/26/20	5,000,000	5,003,000
2.625% 1/15/22	3,229,000	3,276,247
Starbucks Corp. 3.8% 8/15/25	2,340,000	2,520,011
		10,799,258
Household Durables - 0.5%
D.R. Horton, Inc.:
2.55% 12/1/20	3,743,000	3,754,347
4% 2/15/20	3,000,000	3,010,585
Lennar Corp. 2.95% 11/29/20	5,800,000	5,829,000
		12,593,932
Leisure Products - 0.1%
Hasbro, Inc. 2.6% 11/19/22	2,334,000	2,341,700
Multiline Retail - 0.2%
Dollar Tree, Inc. 4% 5/15/25	6,000,000	6,331,232
Specialty Retail - 0.1%
AutoZone, Inc. 3.125% 7/15/23	3,247,000	3,340,478

TOTAL CONSUMER DISCRETIONARY		130,764,655

CONSUMER STAPLES - 4.1%
Beverages - 1.0%
Anheuser-Busch InBev Finance, Inc. 3.3% 2/1/23	8,261,000	8,564,917
Anheuser-Busch InBev Worldwide, Inc. 4.15% 1/23/25	4,276,000	4,655,545
Constellation Brands, Inc. 3 month U.S. LIBOR + 0.700% 2.6099% 11/15/21 (b)(c)	5,630,000	5,630,125
Molson Coors Brewing Co.:
3% 7/15/26	5,575,000	5,605,479
3.5% 5/1/22	4,098,000	4,205,633
		28,661,699
Food & Staples Retailing - 0.6%
Alimentation Couche-Tard, Inc. 2.35% 12/13/19 (a)	10,000,000	10,001,100
Kroger Co. 3.3% 1/15/21	5,000,000	5,065,386
		15,066,486
Food Products - 0.3%
Conagra Brands, Inc. 3.8% 10/22/21	6,050,000	6,228,987
The J.M. Smucker Co. 2.5% 3/15/20	1,964,000	1,966,788
		8,195,775
Tobacco - 2.2%
Altria Group, Inc.:
2.625% 1/14/20	5,000,000	5,001,869
2.85% 8/9/22	5,000,000	5,071,972
3.49% 2/14/22	1,879,000	1,929,905
3.8% 2/14/24	2,268,000	2,383,534
BAT Capital Corp. 2.764% 8/15/22	10,000,000	10,109,012
BAT International Finance PLC 3.5% 6/15/22 (a)	5,000,000	5,142,957
Imperial Tobacco Finance PLC:
2.95% 7/21/20 (a)	6,750,000	6,773,337
3.125% 7/26/24 (a)	8,250,000	8,282,679
Philip Morris International, Inc.:
1.875% 2/25/21	6,954,000	6,949,667
2.625% 2/18/22	1,793,000	1,818,333
2.875% 5/1/24	4,910,000	5,049,131
Reynolds American, Inc.:
3.25% 6/12/20	1,162,000	1,168,632
4% 6/12/22	1,077,000	1,120,618
		60,801,646

TOTAL CONSUMER STAPLES		112,725,606

ENERGY - 5.2%
Energy Equipment & Services - 0.0%
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	768,000	778,769
Oil, Gas & Consumable Fuels - 5.2%
Canadian Natural Resources Ltd. 3.45% 11/15/21	7,927,000	8,106,053
Cenovus Energy, Inc.:
3% 8/15/22	9,205,000	9,308,512
3.8% 9/15/23	2,000,000	2,068,005
Columbia Pipeline Group, Inc. 3.3% 6/1/20	1,439,000	1,446,104
DCP Midstream LLC 5.35% 3/15/20 (a)	6,738,000	6,763,268
Encana Corp. 3.9% 11/15/21	4,500,000	4,601,933
Energy Transfer Partners LP:
3.6% 2/1/23	2,824,000	2,887,401
4.2% 9/15/23	1,441,000	1,507,014
4.5% 4/15/24	570,000	602,644
Enterprise Products Operating LP:
2.8% 2/15/21	2,038,000	2,056,671
2.85% 4/15/21	1,590,000	1,606,253
EQT Corp. 2.5% 10/1/20	2,497,000	2,493,225
Kinder Morgan Energy Partners LP 3.5% 9/1/23	5,738,000	5,939,880
Kinder Morgan, Inc. 3.05% 12/1/19	4,285,000	4,285,000
Marathon Oil Corp. 2.8% 11/1/22	7,000,000	7,106,317
MPLX LP:
3 month U.S. LIBOR + 1.100% 3.2021% 9/9/22 (b)(c)	1,082,000	1,085,830
3.375% 3/15/23	6,618,000	6,770,469
4.5% 7/15/23	856,000	907,439
Newfield Exploration Co. 5.625% 7/1/24	1,967,000	2,145,578
Occidental Petroleum Corp.:
3 month U.S. LIBOR + 1.450% 3.3599% 8/15/22 (b)(c)	2,590,000	2,605,448
2.6% 8/13/21	706,000	709,484
2.7% 8/15/22	624,000	629,170
2.9% 8/15/24	2,061,000	2,070,696
3.125% 2/15/22	1,336,000	1,356,193
3.2% 8/15/26	277,000	278,622
4.85% 3/15/21	6,035,000	6,221,199
Petrobras Global Finance BV 5.299% 1/27/25	7,000,000	7,574,000
Petroleos Mexicanos:
6.375% 2/4/21	2,000,000	2,077,500
6.49% 1/23/27 (a)	6,035,000	6,351,838
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	4,768,000	4,877,486
5.75% 1/15/20	962,000	965,711
Schlumberger Investment SA 3.3% 9/14/21 (a)	5,000,000	5,093,252
TransCanada PipeLines Ltd. 2.5% 8/1/22	5,142,000	5,195,800
Western Gas Partners LP 5.375% 6/1/21	10,371,000	10,677,840
Williams Partners LP 3.6% 3/15/22	12,000,000	12,316,952
		140,688,787

TOTAL ENERGY		141,467,556

FINANCIALS - 28.6%
Banks - 14.0%
ABN AMRO Bank NV:
3 month U.S. LIBOR + 0.570% 2.4886% 8/27/21 (a)(b)(c)	5,000,000	5,018,371
3.4% 8/27/21 (a)	5,000,000	5,107,455
Bank of America Corp.:
2.369% 7/21/21 (b)	5,000,000	5,010,508
2.625% 4/19/21	13,000,000	13,117,872
3.004% 12/20/23 (b)	6,462,000	6,599,727
3.124% 1/20/23 (b)	10,000,000	10,201,277
4.2% 8/26/24	15,750,000	16,876,305
Bank of Nova Scotia 2.8% 7/21/21	2,000,000	2,029,225
Barclays Bank PLC 2.65% 1/11/21	5,500,000	5,532,365
Barclays PLC:
2.875% 6/8/20	3,000,000	3,006,900
3.2% 8/10/21	5,045,000	5,107,930
3.25% 1/12/21	2,046,000	2,065,300
3.932% 5/7/25 (b)	4,000,000	4,170,953
BNP Paribas SA 2.375% 5/21/20	3,000,000	3,005,706
BPCE SA:
2.75% 12/2/21	2,000,000	2,024,600
4% 9/12/23 (a)	5,000,000	5,263,728
Capital One NA 2.15% 9/6/22	1,762,000	1,758,637
CIT Group, Inc. 4.75% 2/16/24	5,000,000	5,343,750
Citigroup, Inc.:
2.35% 8/2/21	10,000,000	10,044,525
2.4% 2/18/20	4,000,000	4,003,894
2.65% 10/26/20	3,000,000	3,017,707
2.7% 3/30/21	5,000,000	5,042,273
2.7% 10/27/22	5,000,000	5,078,708
2.75% 4/25/22	4,010,000	4,069,267
4.4% 6/10/25	3,018,000	3,260,121
Citizens Financial Group, Inc. 2.375% 7/28/21	417,000	418,482
Credit Agricole SA 2.75% 6/10/20 (a)	8,000,000	8,028,002
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	6,000,000	6,100,987
Credit Suisse New York Branch 3% 10/29/21	1,500,000	1,526,647
Danske Bank A/S 3.875% 9/12/23 (a)	6,000,000	6,222,192
Fifth Third Bancorp 2.875% 7/27/20	3,200,000	3,215,935
First Horizon National Corp. 3.5% 12/15/20	3,000,000	3,036,265
HSBC Holdings PLC:
2.95% 5/25/21	626,000	634,013
3.262% 3/13/23 (b)	3,374,000	3,442,526
3.803% 3/11/25 (b)	5,000,000	5,226,043
3.95% 5/18/24 (b)	3,000,000	3,140,859
Huntington Bancshares, Inc.:
2.3% 1/14/22	5,000,000	5,022,524
2.625% 8/6/24	4,610,000	4,659,321
3.15% 3/14/21	3,000,000	3,038,557
7% 12/15/20	180,000	188,898
ING Bank NV 2.7% 8/17/20 (a)	1,438,000	1,445,964
ING Groep NV 3.15% 3/29/22	5,250,000	5,369,112
Intesa Sanpaolo SpA 3.375% 1/12/23 (a)	5,775,000	5,842,004
JPMorgan Chase & Co.:
2.55% 10/29/20	7,500,000	7,535,084
2.75% 6/23/20	7,000,000	7,026,712
3.207% 4/1/23 (b)	8,000,000	8,180,235
3.514% 6/18/22 (b)	8,000,000	8,172,091
3.559% 4/23/24 (b)	14,000,000	14,589,065
Lloyds Banking Group PLC 2.907% 11/7/23 (b)	6,000,000	6,065,674
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	5,000,000	5,007,632
2.623% 7/18/22	5,000,000	5,058,140
2.95% 3/1/21	2,300,000	2,325,486
2.998% 2/22/22	2,619,000	2,670,914
3.218% 3/7/22	5,000,000	5,120,559
Mizuho Financial Group, Inc.:
2.273% 9/13/21	3,000,000	3,007,126
2.632% 4/12/21 (a)	5,180,000	5,213,864
2.953% 2/28/22	6,000,000	6,101,879
RBS Citizens NA 2.45% 12/4/19	5,526,000	5,526,064
Regions Financial Corp.:
2.75% 8/14/22	5,022,000	5,099,934
3.2% 2/8/21	4,000,000	4,047,976
3.8% 8/14/23	1,805,000	1,901,023
Royal Bank of Scotland Group PLC:
3.875% 9/12/23	7,000,000	7,282,014
4.519% 6/25/24 (b)	10,962,000	11,598,666
Santander Holdings U.S.A., Inc.:
3.4% 1/18/23	5,500,000	5,636,358
4.45% 12/3/21	4,500,000	4,671,207
Sumitomo Mitsui Financial Group, Inc. 2.934% 3/9/21	2,449,000	2,477,952
SunTrust Banks, Inc. 2.9% 3/3/21	2,828,000	2,854,455
Synchrony Bank 3% 6/15/22	2,328,000	2,360,226
Synovus Financial Corp. 3.125% 11/1/22	7,118,000	7,187,756
The Toronto-Dominion Bank 2.125% 4/7/21	4,000,000	4,014,334
Wells Fargo & Co.:
2.6% 7/22/20	8,000,000	8,032,799
3.75% 1/24/24	5,000,000	5,282,919
4.3% 7/22/27	7,000,000	7,677,749
Westpac Banking Corp.:
2.8% 1/11/22	5,000,000	5,082,005
4.11% 7/24/34 (b)	1,710,000	1,772,517
Zions Bancorp NA 3.35% 3/4/22	1,971,000	2,016,453
		382,912,303
Capital Markets - 6.0%
Citigroup Funding, Inc. 2.312% 11/4/22 (b)	5,000,000	5,010,088
Credit Suisse AG 2.1% 11/12/21	4,059,000	4,067,717
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	4,805,000	4,797,205
3.574% 1/9/23 (a)	15,000,000	15,367,215
Deutsche Bank AG New York Branch:
2.7% 7/13/20	10,000,000	9,999,924
3.15% 1/22/21	3,179,000	3,183,266
3.3% 11/16/22	5,000,000	5,024,267
E*TRADE Financial Corp. 2.95% 8/24/22	10,000,000	10,137,688
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	12,097,000	12,235,648
2.905% 7/24/23 (b)	17,500,000	17,782,510
3% 4/26/22	8,000,000	8,092,392
3.2% 2/23/23	5,500,000	5,656,961
Intercontinental Exchange, Inc. 2.75% 12/1/20	2,647,000	2,668,955
Moody's Corp.:
2.625% 1/15/23	5,950,000	6,034,005
2.75% 12/15/21	1,683,000	1,706,576
3.25% 6/7/21	2,577,000	2,623,132
Morgan Stanley:
2.5% 4/21/21	6,200,000	6,238,243
2.625% 11/17/21	5,350,000	5,407,979
2.65% 1/27/20	11,000,000	11,011,102
2.72% 7/22/25 (b)	3,953,000	3,999,923
3.737% 4/24/24 (b)	5,000,000	5,228,186
4.875% 11/1/22	7,000,000	7,505,168
5.5% 1/26/20	2,000,000	2,010,155
UBS AG London Branch 2.2% 6/8/20 (a)	8,000,000	8,005,966
		163,794,271
Consumer Finance - 4.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.3% 1/23/23	7,000,000	7,166,968
3.5% 5/26/22	915,000	940,245
4.125% 7/3/23	1,826,000	1,923,380
4.45% 12/16/21	1,327,000	1,382,274
4.875% 1/16/24	1,481,000	1,605,779
Ally Financial, Inc. 4.25% 4/15/21	2,920,000	2,996,504
American Express Co. 2.75% 5/20/22	6,190,000	6,289,996
Aviation Capital Group LLC:
3 month U.S. LIBOR + 0.670% 2.6055% 7/30/21 (a)(b)(c)	4,379,000	4,370,442
3 month U.S. LIBOR + 0.950% 3.0818% 6/1/21 (a)(b)(c)	4,740,000	4,754,169
Capital One Financial Corp.:
3.2% 1/30/23	10,000,000	10,281,993
3.9% 1/29/24	3,000,000	3,168,054
Discover Financial Services 5.2% 4/27/22	3,239,000	3,453,803
Ford Motor Credit Co. LLC:
2.343% 11/2/20	5,500,000	5,480,927
2.425% 6/12/20	3,000,000	2,999,688
2.681% 1/9/20	4,063,000	4,064,080
3.157% 8/4/20	6,250,000	6,273,197
3.336% 3/18/21	4,500,000	4,524,402
3.339% 3/28/22	2,246,000	2,259,820
4.14% 2/15/23	5,000,000	5,102,597
GE Capital International Funding Co. 2.342% 11/15/20	11,830,000	11,817,620
Hyundai Capital America 2.6% 3/19/20 (a)	2,000,000	2,001,980
John Deere Capital Corp. 2.6% 3/7/24	1,555,000	1,586,928
Synchrony Financial:
2.7% 2/3/20	2,500,000	2,501,183
2.85% 7/25/22	703,000	709,812
4.25% 8/15/24	2,551,000	2,690,154
4.375% 3/19/24	4,922,000	5,215,374
Toyota Motor Credit Corp. 2.6% 1/11/22	5,500,000	5,579,051
		111,140,420
Diversified Financial Services - 0.7%
AIG Global Funding:
2.3% 7/1/22 (a)	1,900,000	1,907,810
3.35% 6/25/21 (a)	5,000,000	5,097,633
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (a)	719,000	734,723
3.95% 7/1/24 (a)	955,000	990,240
AXA Equitable Holdings, Inc. 3.9% 4/20/23	467,000	489,110
Brixmor Operating Partnership LP 3.875% 8/15/22	6,534,000	6,804,987
General Electric Capital Corp. 2.2% 1/9/20	2,577,000	2,576,758
		18,601,261
Insurance - 3.9%
ACE INA Holdings, Inc. 2.3% 11/3/20	1,173,000	1,176,145
American International Group, Inc.:
3.3% 3/1/21	4,987,000	5,060,303
4.2% 4/1/28	4,000,000	4,409,486
4.875% 6/1/22	1,484,000	1,588,213
Aon Corp.:
2.2% 11/15/22	1,504,000	1,505,108
5% 9/30/20	2,178,000	2,231,475
Aon PLC 2.8% 3/15/21	7,000,000	7,062,341
Hartford Financial Services Group, Inc. 5.5% 3/30/20	4,601,000	4,653,643
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	16,714,000	17,279,312
Marsh & McLennan Companies, Inc.:
2.35% 3/6/20	5,000,000	5,002,869
2.75% 1/30/22	4,993,000	5,069,843
3.3% 3/14/23	1,731,000	1,788,871
3.875% 3/15/24	4,123,000	4,383,359
MassMutual Global Funding II 2.5% 4/13/22 (a)	5,440,000	5,504,477
Metropolitan Life Global Funding I:
2% 4/14/20 (a)	3,000,000	3,001,835
2.65% 4/8/22 (a)	5,000,000	5,071,905
Pricoa Global Funding I:
2.4% 9/23/24 (a)	6,476,000	6,536,960
2.45% 9/21/22 (a)	4,109,000	4,156,186
Protective Life Global Funding 2.615% 8/22/22 (a)	10,240,000	10,351,115
Prudential Financial, Inc. 3.5% 5/15/24	2,550,000	2,700,730
Unum Group 5.625% 9/15/20	4,065,000	4,175,222
Willis Group North America, Inc. 4.5% 9/15/28	5,000,000	5,528,258
		108,237,656

TOTAL FINANCIALS		784,685,911

HEALTH CARE - 6.5%
Biotechnology - 0.5%
AbbVie, Inc.:
2.3% 11/21/22 (a)	6,780,000	6,791,469
2.5% 5/14/20	5,952,000	5,961,858
Amgen, Inc. 2.65% 5/11/22	1,600,000	1,621,028
		14,374,355
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories 2.9% 11/30/21	6,630,000	6,749,714
Alcon Finance Corp. 2.75% 9/23/26 (a)	4,038,000	4,102,934
Becton, Dickinson & Co.:
3 month U.S. LIBOR + 0.870% 2.9794% 12/29/20 (b)(c)	4,856,000	4,859,011
2.894% 6/6/22	3,544,000	3,598,179
Boston Scientific Corp. 3.45% 3/1/24	1,869,000	1,955,890
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 2.9141% 3/19/21 (b)(c)	3,916,000	3,916,732
		25,182,460
Health Care Providers & Services - 2.3%
Anthem, Inc. 2.95% 12/1/22	3,723,000	3,806,326
Centene Corp. 4.75% 1/15/25 (a)(d)	2,090,000	2,171,259
Cigna Corp.:
3.4% 9/17/21	6,363,000	6,503,016
3.75% 7/15/23	7,076,000	7,397,505
4.75% 11/15/21 (a)	2,190,000	2,290,905
CVS Health Corp.:
2.8% 7/20/20	1,496,000	1,502,885
3.35% 3/9/21	6,325,000	6,426,393
3.7% 3/9/23	16,542,000	17,225,609
Express Scripts Holding Co. 2.6% 11/30/20	1,233,000	1,239,509
Humana, Inc. 2.5% 12/15/20	3,630,000	3,644,596
UnitedHealth Group, Inc.:
2.125% 3/15/21	3,000,000	3,007,463
2.7% 7/15/20	1,361,000	1,367,405
2.875% 12/15/21	2,000,000	2,035,654
3.35% 7/15/22	3,000,000	3,105,474
		61,723,999
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.:
2.95% 9/19/26	6,566,000	6,754,435
3% 4/15/23	5,000,000	5,148,634
		11,903,069
Pharmaceuticals - 2.4%
Actavis Funding SCS:
3% 3/12/20	11,438,000	11,457,020
3.45% 3/15/22	5,000,000	5,108,834
Bayer U.S. Finance II LLC 3.5% 6/25/21 (a)	7,000,000	7,115,476
Bristol-Myers Squibb Co.:
2.6% 5/16/22 (a)	4,893,000	4,976,694
2.875% 8/15/20 (a)	3,000,000	3,020,627
2.9% 7/26/24 (a)	6,000,000	6,187,864
3.2% 6/15/26 (a)	5,000,000	5,255,068
Elanco Animal Health, Inc.:
3.912% 8/27/21	3,082,000	3,160,381
4.272% 8/28/23	552,000	577,900
Mylan NV 3.15% 6/15/21	2,306,000	2,332,436
Perrigo Co. PLC 3.5% 3/15/21	1,920,000	1,930,614
Perrigo Finance PLC 3.5% 12/15/21	1,375,000	1,385,491
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	7,000,000	7,031,635
Zoetis, Inc. 3.45% 11/13/20	4,625,000	4,679,051
		64,219,091

TOTAL HEALTH CARE		177,402,974

INDUSTRIALS - 3.0%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	5,615,000	5,652,623
United Technologies Corp. 3.35% 8/16/21	1,393,000	1,424,613
		7,077,236
Airlines - 0.9%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	5,587,000	5,673,699
Delta Air Lines, Inc.:
2.875% 3/13/20	5,500,000	5,511,194
2.9% 10/28/24	5,500,000	5,437,189
3.4% 4/19/21	3,790,000	3,838,077
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	4,104,000	4,134,780
		24,594,939
Commercial Services & Supplies - 0.2%
Waste Management, Inc. 2.95% 6/15/24	5,082,000	5,247,325
Industrial Conglomerates - 0.4%
Roper Technologies, Inc.:
2.8% 12/15/21	3,883,000	3,935,226
3% 12/15/20	5,100,000	5,147,624
3.65% 9/15/23	3,078,000	3,235,488
		12,318,338
Machinery - 0.3%
Fortive Corp. 2.35% 6/15/21	1,547,000	1,549,138
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	263,000	263,483
Westinghouse Air Brake Co. 4.4% 3/15/24	5,900,000	6,258,380
		8,071,001
Trading Companies & Distributors - 0.9%
Air Lease Corp.:
2.5% 3/1/21	3,120,000	3,131,996
2.625% 7/1/22	5,000,000	5,042,963
3.375% 6/1/21	8,097,000	8,225,527
3.75% 2/1/22	1,228,000	1,262,468
4.25% 2/1/24	2,597,000	2,774,748
4.75% 3/1/20	605,000	608,732
International Lease Finance Corp. 5.875% 8/15/22	4,375,000	4,774,020
		25,820,454

TOTAL INDUSTRIALS		83,129,293

INFORMATION TECHNOLOGY - 1.8%
Electronic Equipment & Components - 0.8%
Amphenol Corp.:
2.2% 4/1/20	5,000,000	5,002,514
3.2% 4/1/24	896,000	928,597
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% 6/15/21 (a)	9,200,000	9,473,078
5.45% 6/15/23 (a)	5,591,000	6,059,077
		21,463,266
IT Services - 0.5%
IBM Corp. 2.85% 5/13/22	7,000,000	7,133,887
The Western Union Co.:
2.85% 1/10/25	1,242,000	1,239,610
4.25% 6/9/23	5,000,000	5,278,662
		13,652,159
Semiconductors & Semiconductor Equipment - 0.3%
Analog Devices, Inc. 2.85% 3/12/20	3,752,000	3,760,260
Micron Technology, Inc. 4.185% 2/15/27	6,000,000	6,310,154
		10,070,414
Software - 0.2%
Oracle Corp. 1.9% 9/15/21	5,000,000	5,001,462

TOTAL INFORMATION TECHNOLOGY		50,187,301

MATERIALS - 0.4%
Chemicals - 0.4%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (a)	3,089,000	3,191,419
The Mosaic Co. 3.25% 11/15/22	7,000,000	7,154,669
		10,346,088
REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 1.9%
American Campus Communities Operating Partnership LP 3.35% 10/1/20	1,272,000	1,283,804
Boston Properties, Inc. 3.2% 1/15/25	3,000,000	3,101,206
ERP Operating LP 3.375% 6/1/25	3,000,000	3,156,966
Federal Realty Investment Trust 2.55% 1/15/21	5,000,000	5,023,549
Healthcare Trust of America Holdings LP 3.5% 8/1/26	621,000	647,301
Kimco Realty Corp. 3.3% 2/1/25	5,500,000	5,694,372
Omega Healthcare Investors, Inc. 4.375% 8/1/23	5,877,000	6,252,081
Simon Property Group LP:
2.35% 1/30/22	1,046,000	1,054,069
2.75% 6/1/23	4,610,000	4,725,642
SITE Centers Corp.:
4.25% 2/1/26	1,865,000	1,972,920
4.625% 7/15/22	2,440,000	2,545,687
Ventas Realty LP:
2.65% 1/15/25	3,710,000	3,724,520
3% 1/15/30	4,013,000	3,985,618
3.125% 6/15/23	591,000	606,441
3.5% 4/15/24	2,140,000	2,236,855
Welltower, Inc.:
3.625% 3/15/24	4,035,000	4,242,018
3.95% 9/1/23	1,993,000	2,108,426
		52,361,475
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP:
3.95% 2/15/23	3,334,000	3,462,669
4.1% 10/1/24	372,000	393,115
Digital Realty Trust LP:
2.75% 2/1/23	2,037,000	2,058,739
3.625% 10/1/22	1,040,000	1,075,347
3.95% 7/1/22	2,280,000	2,375,586
Mack-Cali Realty LP 4.5% 4/18/22	185,000	187,746
Tanger Properties LP 3.875% 12/1/23	2,000,000	2,058,295
Washington Prime Group LP 3.85% 4/1/20	2,090,000	2,084,775
		13,696,272

TOTAL REAL ESTATE		66,057,747

UTILITIES - 4.4%
Electric Utilities - 2.1%
American Electric Power Co., Inc. 2.15% 11/13/20	3,500,000	3,505,316
Duke Energy Corp. 1.8% 9/1/21	1,354,000	1,349,887
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (a)	48,000	49,449
Edison International 2.95% 3/15/23	730,000	726,930
Eversource Energy:
2.5% 3/15/21	4,386,000	4,407,997
2.75% 3/15/22	3,489,000	3,538,803
Exelon Corp.:
2.85% 6/15/20	2,479,000	2,488,039
3.497% 6/1/22 (b)	10,287,000	10,548,475
FirstEnergy Corp. 4.25% 3/15/23	600,000	632,443
IPALCO Enterprises, Inc.:
3.45% 7/15/20	2,576,000	2,590,638
3.7% 9/1/24	1,115,000	1,158,409
ITC Holdings Corp. 2.7% 11/15/22	3,503,000	3,545,919
LG&E and KU Energy LLC 3.75% 11/15/20	5,002,000	5,058,834
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 2.7496% 3/27/20 (b)(c)	1,564,000	1,564,558
Southern Co. 2.35% 7/1/21	5,250,000	5,270,862
TECO Finance, Inc. 5.15% 3/15/20	252,000	254,076
Virginia Electric & Power Co. 2.75% 3/15/23	10,000,000	10,196,203
Xcel Energy, Inc. 2.4% 3/15/21	1,050,000	1,054,664
		57,941,502
Gas Utilities - 0.0%
Dominion Gas Holdings LLC 2.5% 11/15/24	1,156,000	1,158,592
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP 2.7% 6/15/21	548,000	551,978
Southern Power Co. 2.375% 6/1/20	1,087,000	1,088,436
		1,640,414
Multi-Utilities - 2.2%
Berkshire Hathaway Energy Co.:
2.375% 1/15/21	5,420,000	5,445,464
2.8% 1/15/23	5,944,000	6,055,044
CenterPoint Energy, Inc. 2.5% 9/1/22	1,229,000	1,237,242
Consolidated Edison, Inc.:
2% 3/15/20	1,355,000	1,355,794
2% 5/15/21	1,538,000	1,538,699
Dominion Energy, Inc.:
3 month U.S. LIBOR + 2.300% 4.4044% 9/30/66 (b)(c)	651,000	598,106
3 month U.S. LIBOR + 2.825% 4.9294% 6/30/66 (b)(c)	567,000	538,650
2% 8/15/21	1,458,000	1,455,665
2.715% 8/15/21	3,913,000	3,938,174
DTE Energy Co. 2.25% 11/1/22	5,500,000	5,489,804
NiSource Finance Corp. 3.85% 2/15/23	700,000	730,414
NiSource, Inc.:
2.65% 11/17/22	4,959,000	5,014,656
2.95% 9/1/29	3,000,000	3,001,018
3.65% 6/15/23	6,657,000	6,955,608
Public Service Enterprise Group, Inc.:
2% 11/15/21	1,782,000	1,780,187
2.65% 11/15/22	3,830,000	3,884,875
Puget Energy, Inc. 6.5% 12/15/20	991,000	1,035,127
Sempra Energy:
2.4% 3/15/20	1,890,000	1,891,083
2.85% 11/15/20	1,392,000	1,400,957
2.9% 2/1/23	1,017,000	1,034,790
WEC Energy Group, Inc.:
3 month U.S. LIBOR + 2.110% 4.0224% 5/15/67 (b)(c)	454,000	406,600
3.375% 6/15/21	5,540,000	5,649,260
		60,437,217

TOTAL UTILITIES		121,177,725

TOTAL NONCONVERTIBLE BONDS
(Cost $1,744,576,680)		1,776,837,029

U.S. Treasury Obligations - 6.6%
U.S. Treasury Notes:
2.125% 7/31/24	$27,000,000	$27,592,734
2.25% 12/31/24	21,838,000	22,470,961
2.375% 8/15/24	25,000,000	25,832,031
2.625% 2/15/29 (e)	24,000,000	25,725,937
2.75% 6/30/25	46,406,000	49,048,964
2.875% 11/30/25	28,171,000	30,053,835
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $175,610,002)		180,724,462

U.S. Government Agency - Mortgage Securities - 1.0%
Fannie Mae - 0.8%
3% 12/1/31	3,644,087	3,740,460
3.5% 9/1/29 to 10/1/29	1,314,218	1,372,195
4.5% to 4.5% 3/1/35 to 9/1/49	15,961,617	17,093,297
6.5% 7/1/32 to 8/1/36	223,671	256,722
7% 8/1/28 to 6/1/33	163,307	187,797
7.5% to 7.5% 6/1/26 to 2/1/28	43,573	49,098
8.5% 5/1/21 to 9/1/25	2,023	2,213

TOTAL FANNIE MAE		22,701,782

Freddie Mac - 0.0%
8.5% 12/1/26 to 8/1/27	16,770	18,834
Ginnie Mae - 0.2%
7% to 7% 7/15/28 to 11/15/28	30,382	34,088
7.5% 2/15/28 to 10/15/28	2,719	3,100
8% 6/15/24	24	26
8.5% 10/15/21	6,716	6,924
4.5% 6/20/48	5,557,855	5,846,914

TOTAL GINNIE MAE		5,891,052

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $28,601,605)		28,611,668

Asset-Backed Securities - 7.8%
AASET Trust Series 2019-2 Class A, 3.376% 10/16/39 (a)	$2,991,217	$2,976,451
Ally Master Owner Trust:
Series 2018-1 Class A1, 2.7% 1/17/23	5,500,000	5,541,279
Series 2018-2 Class A, 3.29% 5/15/23	6,070,000	6,178,740
American Credit Acceptance Receivables Trust Series 2019-3 Class A, 2.44% 12/12/22 (a)	3,063,444	3,067,886
AmeriCredit Automobile Receivables Trust Series 2019-3 Class A2A, 2.17% 1/18/23	4,308,000	4,312,333
Bank of The West Auto Trust Series 2018-1 Class A3, 3.43% 12/15/22 (a)	2,330,000	2,357,042
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.120% 2.833% 2/25/35 (b)(c)	213,975	213,583
Canadian Pacer Auto Receivables Trust Series 2019-1A Class A2, 2.78% 3/21/22 (a)	4,310,040	4,324,545
Capital One Multi-Asset Execution Trust Series 2019-A1 Class A1, 2.84% 12/15/24	6,392,000	6,531,243
CarMax Auto Owner Trust Series 2019-1 Class A3, 3.05% 3/15/24	3,892,000	3,960,737
Chesapeake Funding II LLC:
Series 2017-2A Class A1, 1.99% 5/15/29 (a)	1,680,559	1,679,271
Series 2018-1A Class A1, 3.04% 4/15/30 (a)	1,977,677	2,000,082
Series 2018-3A Class A1, 3.39% 1/15/31 (a)	2,624,146	2,670,863
Series 2019-1A Class A1, 2.94% 4/15/31 (a)	4,029,228	4,079,578
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (a)	2,749,281	2,764,101
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P2 Class A, 3.47% 10/15/25 (a)	1,785,383	1,796,303
Series 2018-P3 Class A, 3.82% 1/15/26 (a)	3,781,389	3,816,166
Series 2019-HP1 Class A, 2.59% 12/15/26 (a)	5,426,000	5,425,615
Series 2019-P1 Class A, 2.94% 7/15/26 (a)	1,195,695	1,200,415
Series 2019-P2 Class A, 2.47% 10/15/26 (a)	5,975,290	5,980,848
Dell Equipment Finance Trust:
Series 2017-2 Class A3, 2.19% 10/24/22 (a)	819,462	819,566
Series 2018-1 Class A3, 3.18% 6/22/23 (a)	1,489,000	1,501,290
Series 2018-2 Class A3, 3.37% 10/22/23 (a)	1,970,000	1,998,777
Series 2019-2:
Class A2, 1.95% 12/22/21 (a)	5,380,000	5,375,891
Class A3, 1.91% 10/22/24 (a)	2,190,000	2,184,955
DLL Securitization Trust:
Series 2018-ST2 Class A3, 3.46% 1/20/22 (a)	3,643,000	3,681,159
Series 2019-MT3:
Class A2, 2.13% 1/20/22 (a)	5,380,000	5,379,468
Class A3, 2.08% 2/21/23 (a)	2,099,000	2,097,343
DT Auto Owner Trust Series 2019-4A Class A, 2.17% 5/15/23 (a)	6,259,162	6,262,167
Enterprise Fleet Financing LLC:
Series 2017-1 Class A2, 2.13% 7/20/22 (a)	379,981	380,019
Series 2019-1 Class A2, 2.98% 10/22/24 (a)	3,331,000	3,365,375
Ford Credit Auto Owner Trust:
Series 2015-2 Class A, 2.44% 1/15/27 (a)	6,181,000	6,196,898
Series 2016-1 Class A, 2.31% 8/15/27 (a)	5,938,000	5,957,955
Series 2019-1 Class A, 3.52% 7/15/30 (a)	4,783,000	5,012,705
Ford Credit Floorplan Master Owner Trust:
Series 2015-5 Class A, 2.39% 8/15/22	10,511,000	10,537,127
Series 2017-2 Class A1, 2.16% 9/15/22	5,521,000	5,527,272
GMF Floorplan Owner Revolving Trust Series 2017-1 Class A1, 2.22% 1/18/22 (a)	4,092,000	4,092,403
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	1,292,974	1,307,169
Hyundai Auto Receivables Trust Series 2019-B Class A3, 1.94% 2/15/24	3,964,000	3,970,128
Kubota Credit Owner Trust Series 2018-1A Class A3, 3.1% 8/15/22 (a)	5,000,000	5,059,857
Marlette Funding Trust Series 2019-4A Class A, 2.39% 12/17/29 (a)	1,747,000	1,748,034
Mercedes-Benz Auto Lease Trust Series 2019-B Class A3, 2% 10/17/22	3,073,000	3,082,339
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (a)	1,299,095	1,344,636
MMAF Equipment Finance LLC Series 2019-B Class A3, 2.01% 12/12/24 (a)	4,116,000	4,113,837
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.218% 9/25/35 (b)(c)	67,409	67,294
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 2.953% 1/25/36 (b)(c)	126,217	127,026
Prosper Marketplace Issuance Trust:
Series 2018-2A Class A, 3.35% 10/15/24 (a)	883,259	885,491
Series 2019-4A Class A, 2.48% 2/17/26 (a)	913,000	912,705
Santander Retail Auto Lease Trust Series 2017-A Class A3, 2.22% 1/20/21 (a)	2,528,623	2,529,514
SBA Tower Trust:
Series 2019-1 2.836% 1/15/50 (a)	2,797,000	2,829,102
3.168% 4/9/47 (a)	7,000,000	7,078,429
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (a)	4,807,136	4,818,381
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.568% 9/25/34 (b)(c)	2,132	2,094
Tesla Auto Lease Trust Series 2019-A Class A2, 2.13% 4/20/22 (a)	7,000,000	6,999,301
Towd Point Mortgage Trust Series 2018-3 Class A1, 3.75% 5/25/58 (a)	2,385,391	2,481,121
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.6031% 4/6/42 (a)(b)(c)	304,000	221,555
Upgrade Receivables Trust:
Series 2019-1A Class A, 3.48% 3/15/25 (a)	566,356	568,132
Series 2019-2A Class A, 2.77% 10/15/25 (a)	2,269,151	2,273,172
Verizon Owner Trust Series 2017-3A Class A1A, 2.06% 4/20/22 (a)	4,997,536	5,000,010
VOLT XXVIII LLC Series 2019-NPL6 Class A1A, 3.2282% 10/25/49 (a)	3,333,553	3,336,184
Volvo Financial Equipment LLC:
Series 2019-1A Class A3, 3% 3/15/23 (a)	2,587,000	2,627,888
Series 2019-2A Class A3, 2.04% 11/15/23 (a)	3,127,000	3,126,623
Wheels SPV LLC Series 2018-1A Class A2, 3.06% 4/20/27 (a)	3,034,570	3,051,274
World Omni Automobile Lease Securitization Trust Series 2019-A Class A3, 2.94% 5/16/22	2,614,000	2,649,032
TOTAL ASSET-BACKED SECURITIES
(Cost $211,828,883)		213,457,779

Collateralized Mortgage Obligations - 3.8%
Private Sponsor - 3.6%
CSAIL Commercial Mortgage Trust Series 2015-C2 Class ASB, 3.2241% 6/15/57	1,352,000	1,388,040
Fannie Mae:
planned amortization class:
Series 2015-28 Class P, 2.5% 5/25/45	3,658,476	3,701,315
Series 2019-33 Class N, 3% 3/25/48	15,425,277	15,753,182
Series 2015-28 Class JE, 3% 5/25/45	2,619,613	2,683,678
Series 2018-3 Class LP, 3% 2/25/47	14,304,721	14,567,600
Series 2019-59 Class AB, 2.5% 10/25/39	5,895,944	5,936,690
Freddie Mac:
planned amortization class Series 2019-4903 Class DA, 3% 10/25/48	5,990,925	6,140,930
sequential payer Series 4873 Class CA, 4% 7/15/47	8,903,936	9,294,806
Series 3949 Class MK, 4.5% 10/15/34	104,667	110,695
Series 4472 Class WL, 3% 5/15/45	1,210,343	1,248,408
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (f)	1,368,853	1,368,841
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 2.3595% 8/25/60 (a)(b)(c)	1,871,061	1,867,771
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 2.4209% 10/15/54 (a)(b)(c)	2,632,246	2,630,977
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 2.6873% 12/22/69 (a)(b)(c)	1,467,267	1,469,513
Series 2019-2A Class 1A, 2.71% 12/22/69 (a)	5,532,000	5,559,450
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.9928% 2/25/37 (b)(c)	5,064	5,049
Nationstar HECM Loan Trust sequential payer Series 2019-2A Class A, 2.2722% 11/26/29 (a)	1,556,000	1,551,109
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/59 (a)	3,463,495	3,544,049
Permanent Master Issuer PLC floater:
Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.3661% 7/15/58 (a)(b)(c)	10,000,000	10,000,400
Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 2.5361% 7/15/58 (a)(b)(c)	1,138,000	1,138,274
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 10/25/49 (a)	1,388,000	1,401,663
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.178% 7/20/34 (b)(c)	1,104	1,082
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 2.5359% 1/21/70 (a)(b)(c)	5,631,825	5,624,160

TOTAL PRIVATE SPONSOR		96,987,682

U.S. Government Agency - 0.2%
Freddie Mac Seasoned Credit Risk Transfer Trust sequential payer Series 2019-2 Class MA, 3.5% 8/25/58	5,484,818	5,685,987
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $102,281,824)		102,673,669

Commercial Mortgage Securities - 9.9%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8237% 2/14/43 (b)(g)	439	1
BAMLL Commercial Mortgage Securities Trust sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)(d)	1,767,000	1,819,975
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (a)	4,065,249	4,091,804
Benchmark Mortgage Trust:
sequential payer Series 2018-B2 Class A2, 3.6623% 2/15/51	5,621,000	5,847,024
Series 2019-B14 Class XA, 0.7959% 12/15/61 (b)(g)	24,933,000	1,420,937
BX Trust floater, sequential payer Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 2.6854% 10/15/36 (a)(b)(c)	6,648,000	6,654,236
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 2.8% 11/15/36 (a)(b)(c)	1,313,000	1,312,999
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 2.5554% 7/15/32 (a)(b)(c)	4,733,068	4,730,119
CGMS Commercial Mortgage Trust Series 2017-MDRA Class A, 3.656% 7/10/30 (a)	10,000,000	10,210,699
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 2.8854% 6/15/34 (a)(b)(c)	4,662,000	4,670,071
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2012-GC8:
Class A/S, 3.683% 9/10/45 (a)	2,720,000	2,815,750
Class A4, 3.024% 9/10/45	2,262,275	2,311,984
Series 2014-GC21 Class AAB, 3.477% 5/10/47	1,552,566	1,599,664
Series 2016-GC36 Class AAB, 3.368% 2/10/49	2,530,000	2,631,363
Series 2017-P7 Class A2, 3.212% 4/14/50	2,399,000	2,440,483
COMM Mortgage Trust:
sequential payer:
Series 2012-CR3 Class A3, 2.822% 10/15/45	1,281,023	1,296,764
Series 2012-LC4 Class A4, 3.288% 12/10/44	5,658,753	5,755,842
Series 2013-CR7:
Class A4, 3.213% 3/10/46	3,238,071	3,330,613
Class AM, 3.314% 3/10/46 (a)	1,343,000	1,380,964
Series 2015-CR22 Class ASB, 3.144% 3/10/48	2,013,000	2,063,009
Series 2015-CR23 Class ASB, 3.257% 5/10/48	1,587,000	1,633,205
Series 2013-CR6 Class A4, 3.101% 3/10/46	3,210,000	3,296,483
Series 2013-LC6 Class ASB, 2.478% 1/10/46	3,669,121	3,686,566
Series 2015-CR22 Class A2, 2.856% 3/10/48	740,399	740,193
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 2.7454% 5/15/36 (a)(b)(c)	5,000,000	5,007,015
Series 2018-SITE Class A, 4.284% 4/15/36 (a)	1,635,000	1,728,275
CSAIL Commercial Mortgage Trust sequential payer Series 19-C15 Class A2, 3.4505% 3/15/52	3,304,000	3,451,611
GS Mortgage Securities Trust:
sequential payer:
Series 2012-GC6:
Class A/S, 4.948% 1/10/45 (a)	8,649,312	9,052,220
Class A3, 3.482% 1/10/45	2,955,837	3,014,805
Series 2012-GCJ7:
Class A/S, 4.085% 5/10/45	4,142,000	4,296,544
Class A4, 3.377% 5/10/45	2,041,395	2,072,482
Series 2012-GCJ9 Class A3, 2.773% 11/10/45	4,726,276	4,803,928
Series 2013-GC10:
Class A4, 2.681% 2/10/46	860,252	874,258
Class A5, 2.943% 2/10/46	5,531,000	5,666,127
Series 2014-GC18 Class AAB, 3.648% 1/10/47	590,908	607,951
Series 2014-GC20 Class AAB, 3.655% 4/10/47	736,420	760,421
Series 2014-GC26 Class AAB, 3.365% 11/10/47	3,339,968	3,435,220
Series 2015-GC28 Class AAB, 3.206% 2/10/48	2,178,000	2,237,331
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (a)	6,799,000	7,064,519
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	3,540,000	3,598,831
Series 2013-GC13 Class A/S, 4.219% 7/10/46 (a)(b)	9,739,000	10,365,235
Series 2013-GC16 Class A/S, 4.649% 11/10/46	1,900,000	2,058,340
Series 2015-GC32 Class A2, 3.062% 7/10/48	2,500,000	2,503,668
JP Morgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 2.7654% 9/15/29 (a)(b)(c)	2,478,000	2,477,996
Series 2015-JP1 Class A2, 3.1438% 1/15/49	1,975,000	1,985,772
JPMBB Commercial Mortgage Securities sequential payer Series 2014-C25 Class ASB, 3.4074% 11/15/47	1,804,669	1,859,831
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2013-C17 Class ASB, 3.705% 1/15/47	734,124	758,021
Series 2014-C22 Class A4, 3.8012% 9/15/47	2,272,000	2,419,883
Series 2013-C17 Class A/S, 4.4584% 1/15/47	6,642,000	7,133,883
JPMCC Commercial Mortgage Securities Trust sequential payer Series 2016-JP4 Class A2, 2.9838% 12/15/49	3,027,000	3,061,211
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2012-C6 Class A3, 3.5074% 5/15/45	1,656,011	1,705,045
Series 2012-C6 Class A/S, 4.1166% 5/15/45	2,097,000	2,171,673
Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (a)	5,520,000	5,650,891
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2012-C8 Class A3, 2.8291% 10/15/45	2,592,462	2,635,214
Series 2014-C20 Class A3A1, 3.4718% 7/15/47	2,988,938	3,036,216
Series 2013-C10 Class A5, 3.1425% 12/15/47	4,758,068	4,891,378
Series 2013-C16 Class A/S, 4.5169% 12/15/46	7,985,171	8,580,450
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (a)	2,708,000	2,887,649
Morgan Stanley BAML Trust:
sequential payer:
Series 2012-C6 Class A4, 2.858% 11/15/45	4,191,967	4,261,079
Series 2013-C11 Class A4, 4.2987% 8/15/46 (b)	1,443,000	1,536,510
Series 2014-C17 Class ASB, 3.477% 8/15/47	3,491,812	3,596,225
Series 2015-C22 Class ASB, 3.04% 4/15/48	1,170,000	1,197,054
Morgan Stanley Capital I Trust:
sequential payer:
Series 2011-C1 Class A4, 5.033% 9/15/47 (a)(b)	5,265,198	5,378,049
Series 2011-C2 Class A4, 4.661% 6/15/44 (a)	2,725,000	2,792,305
Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	3,837,000	3,955,007
Series 2011-C3 Class AJ, 5.4193% 7/15/49 (a)(b)	2,820,000	2,934,634
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (a)(b)	248,719	249,802
Class B, 4.181% 11/15/34 (a)	876,350	888,007
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 2.5533% 4/10/46 (a)(b)(c)	3,595,359	3,635,211
sequential payer Series 2012-C2 Class A4, 3.525% 5/10/63	2,703,000	2,783,689
Series 2012-C2 Class ASEC, 4.179% 5/10/63 (a)	2,974,216	3,092,071
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2012-LC5 Class A3, 2.918% 10/15/45	4,458,151	4,541,653
Series 2015-C27 Class ASB, 3.278% 2/15/48	3,047,000	3,138,417
Wells Fargo Commercial Mtg Trust 2016-C sequential payer Series 2016-C37 Class A1, 3.103% 12/15/49	2,128,000	2,157,649
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2012-C9 Class A3, 2.87% 11/15/45	3,094,759	3,147,252
Series 2013-C11 Class A5, 3.071% 3/15/45	5,941,000	6,090,524
Series 2013-C12 Class ASB, 2.838% 3/15/48	379,041	382,685
Series 2013-C14 Class A5, 3.337% 6/15/46	7,196,000	7,450,913
Series 2013-C16 Class ASB, 3.963% 9/15/46	861,366	890,082
Series 2014-C22 Class ASB, 3.464% 9/15/57	5,327,579	5,491,455
Series 2013-C11 Class ASB, 2.63% 3/15/45	858,550	865,816
Series 2013-C12 Class A4, 3.198% 3/15/48	1,464,000	1,507,024
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $271,566,820)		271,557,755

Municipal Securities - 0.5%
California Gen. Oblig. Series 2019, 2.4% 10/1/25	4,420,000	4,487,493
Illinois Gen. Oblig. Series 2003, 4.95% 6/1/23	2,308,364	2,413,348
New York City Transitional Fin. Auth. Rev. Series 2017 E, 2.85% 2/1/24	1,320,000	1,362,214
New York Urban Dev. Corp. Rev. Series 2017 D, 2.7% 3/15/23	6,100,000	6,245,546
TOTAL MUNICIPAL SECURITIES
(Cost $14,235,259)		14,508,601

Bank Notes - 3.6%
Capital One NA 2.35% 1/31/20	1,000,000	1,000,261
CIT Bank NA 2.969% 9/27/25 (b)	6,655,000	6,590,247
Citibank NA:
2.844% 5/20/22 (b)	$5,000,000	$5,052,932
3.65% 1/23/24	5,000,000	5,288,718
Compass Bank:
2.875% 6/29/22	8,287,000	8,412,771
3.5% 6/11/21	3,000,000	3,052,287
Discover Bank:
(Delaware) 3.2% 8/9/21	2,000,000	2,032,962
3.1% 6/4/20	3,590,000	3,605,266
3.35% 2/6/23	7,557,000	7,787,646
Fifth Third Bank, Cincinnati 2.875% 10/1/21	2,000,000	2,028,017
KeyBank NA 3.3% 2/1/22	1,378,000	1,415,462
Manufacturers & Traders Trust Co. 2.1% 2/6/20	3,000,000	3,000,703
PNC Bank NA:
2.15% 4/29/21	5,000,000	5,015,152
2.45% 11/5/20	5,000,000	5,023,854
RBS Citizens NA:
2.25% 10/30/20	5,000,000	5,014,860
2.55% 5/13/21	6,501,000	6,545,758
2.65% 5/26/22	3,000,000	3,036,771
Regions Bank 2.75% 4/1/21	5,000,000	5,038,034
SunTrust Banks, Inc.:
2.8% 5/17/22	5,000,000	5,079,924
3.502% 8/2/22 (b)	3,790,000	3,869,900
Svenska Handelsbanken AB 3.35% 5/24/21	5,000,000	5,097,146
Wells Fargo Bank NA 2.897% 5/27/22 (b)	5,000,000	5,058,156
TOTAL BANK NOTES
(Cost $96,786,086)		98,046,827

Commercial Paper - 0.4%
Commonspirit Health 2.35% 12/11/19	5,000,000	4,997,390
Sempra Global 2.23% 1/27/20	6,000,000	5,981,238
TOTAL COMMERCIAL PAPER
(Cost $10,975,551)		10,978,628
	Shares	Value

Fixed-Income Funds - 0.8%
Fidelity Specialized High Income Central Fund (h)
(Cost $21,232,761)	205,535	20,956,304

Money Market Funds - 1.1%
Fidelity Cash Central Fund 1.61% (i)
(Cost $30,813,076)	30,806,914	30,813,076
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $2,708,508,547)		2,749,165,798
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(8,295,438)
NET ASSETS - 100%		$2,740,870,360

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	80	March 2020	$17,246,875	$(9,511)	$(9,511)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,202	March 2020	143,000,438	(293,528)	(293,528)
TOTAL FUTURES CONTRACTS					$(303,039)

The notional amount of futures purchased as a percentage of Net Assets is 5.8%

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $605,123,735 or 22.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $933,751.

 (f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$242,427
Fidelity Specialized High Income Central Fund	265,634
Total	$508,061

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$20,623,877	$396,588	$--	$--	$(64,161)	$20,956,304	4.1%
Total	$20,623,877	$396,588	$--	$--	$(64,161)	$20,956,304

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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